Reverse Acquisition: Business Acquisition, Pro Forma Information (Details) - Successor - USD ($)	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Business Acquisition, Pro Forma Revenue	$ 6,593,107	$ 7,962,445
Business Acquisition, Pro Forma Net Income (Loss)	$ (5,941,233)	$ (1,127,830)
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ (0.00)	$ (0.01)